Long-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments

	As of December 31,
	2021	2022
	(US$ thousand)
Equity investments without readily determinable fair value	$36,025	$41,377
Financial products issued by banks	—	39,000
Equity method investments	12,704	9,215
Debt security	5,196	4,567
	$53,925	$94,159